CONDENSED CONSOLIDATED STATEMENTS OF EQUITY - USD ($) shares in Millions, $ in Millions	Total	Ceridian	Unconsolidated Affiliates	Common Stock	Additional Paid-in Capital	Additional Paid-in Capital Ceridian	Additional Paid-in Capital Unconsolidated Affiliates	Retained Earnings	Accumulated Other Comp (Loss) Earnings	Treasury Stock	Non-controlling Interests
Beginning balance (in shares) at Dec. 31, 2017				70.9
Beginning balance at Dec. 31, 2017	$ 1,153.1			$ 0.0	$ 1,130.2			$ 0.2	$ (71.0)	$ 0.0	$ 93.7
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Adjustment for adoption of ASU 2018-02								16.1	(16.1)
Other comprehensive earnings — unrealized loss on investments and other financial instruments, net of tax	1.8								1.8
Other comprehensive earnings — unrealized loss on investments in unconsolidated affiliates, net of tax	(6.9)								(6.9)
Reclassification adjustments for unrealized gains and losses, net of tax, included in net earnings	16.7								16.7
Shares issued for investment success bonuses, net of issuance costs (in shares)				1.0
Shares issued for investment success bonuses, net of issuance costs	19.8				19.8
Stock-based compensation	0.9	$ 3.9			0.9	$ 3.9
Contribution of CSA services from FNF	0.6				0.6
Sale of noncontrolling interest in consolidated subsidiary	4.1										4.1
Net earnings (loss)	(27.7)							(20.9)			(6.8)
Ending balance (in shares) at Jun. 30, 2018				71.9
Ending balance at Jun. 30, 2018	1,168.2			$ 0.0	1,155.4			(2.7)	(75.5)	0.0	91.0
Beginning balance (in shares) at Mar. 31, 2018				70.9
Beginning balance at Mar. 31, 2018	1,146.8			$ 0.0	1,131.9			1.0	(75.6)	0.0	89.5
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Adjustment for adoption of ASU 2018-02								16.1	(16.1)
Other comprehensive earnings — unrealized loss on investments and other financial instruments, net of tax	(0.4)								(0.4)
Other comprehensive earnings — unrealized loss on investments in unconsolidated affiliates, net of tax	(0.1)								(0.1)
Reclassification adjustments for unrealized gains and losses, net of tax, included in net earnings	16.7								16.7
Shares issued for investment success bonuses, net of issuance costs (in shares)				1.0
Shares issued for investment success bonuses, net of issuance costs	19.8				19.8
Stock-based compensation	0.4	$ 3.0			0.4	$ 3.0
Contribution of CSA services from FNF	0.3				0.3
Sale of noncontrolling interest in consolidated subsidiary	4.1										4.1
Net earnings (loss)	(22.4)							(19.8)			(2.6)
Ending balance (in shares) at Jun. 30, 2018				71.9
Ending balance at Jun. 30, 2018	1,168.2			$ 0.0	1,155.4			(2.7)	(75.5)	0.0	91.0
Beginning balance (in shares) at Dec. 31, 2018				72.2
Beginning balance at Dec. 31, 2018	1,199.7			$ 0.0	1,146.2			45.8	(67.2)	(0.2)	75.1
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Other comprehensive earnings — unrealized loss on investments and other financial instruments, net of tax	(0.1)								(0.1)
Other comprehensive earnings — unrealized loss on investments in unconsolidated affiliates, net of tax	8.2								8.2
Reclassification adjustments for unrealized gains and losses, net of tax, included in net earnings	4.7								4.7
Dun & Bradstreet equity issuance costs	(1.4)				(1.4)
Stock-based compensation	1.9		$ 4.6		1.9		$ 4.6
Contribution of CSA services from FNF	0.7				0.7
Subsidiary dividends paid to noncontrolling interests	(0.6)										(0.6)
Net earnings (loss)	(1.0)							6.6			(7.6)
Ending balance (in shares) at Jun. 30, 2019				72.2
Ending balance at Jun. 30, 2019	1,232.2			$ 0.0	1,152.0			72.9	(59.4)	(0.2)	66.9
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Adjustment for cumulative effect of adoption of accounting standard	15.5							20.5	(5.0)
Beginning balance (in shares) at Mar. 31, 2019				72.2
Beginning balance at Mar. 31, 2019	1,203.9			$ 0.0	1,148.9			49.5	(65.9)	(0.2)	71.6
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Other comprehensive earnings — unrealized loss on investments and other financial instruments, net of tax	0.1								0.1
Other comprehensive earnings — unrealized loss on investments in unconsolidated affiliates, net of tax	2.3								2.3
Reclassification adjustments for unrealized gains and losses, net of tax, included in net earnings	4.1								4.1
Stock-based compensation	1.0		$ 3.1		1.0		$ 3.1
Contribution of CSA services from FNF	0.4				0.4
Subsidiary dividends paid to noncontrolling interests	(0.2)										(0.2)
Net earnings (loss)	18.9							23.4			(4.5)
Ending balance (in shares) at Jun. 30, 2019				72.2
Ending balance at Jun. 30, 2019	$ 1,232.2			$ 0.0	$ 1,152.0			$ 72.9	$ (59.4)	$ (0.2)	$ 66.9